INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets, net

	Year ended December 31, 2018
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	249,379	216,196	10,333	604,931	73,935	662,307	1,817,081
Accumulated depreciation	(188,470)	(121,859)	—	(340,238)	(73,935)	—	(724,502)

Net book value at January 1, 2018	60,909	94,337	10,333	264,693	—	662,307	1,092,579

Opening net book value	60,909	94,337	10,333	264,693	—	662,307	1,092,579
Effect of initial inflation adjustment (Note 4 (cc))	4,966	—	—	—	—	—	4,966
Translation differences	(6,674)	—	—	—	—	—	(6,674)
Additions	27,594	10,243	2,641	—	—	—	40,478
Disposals / Consumptions	(87)	—	—	—	—	—	(87)
Transfers	480	(10,237)	10,235	—	—	—	478
Depreciation charge	(15,427)	(18,055)	—	(85,734)	—	—	(119,216)

Closing net book value	71,761	76,288	23,209	178,959	—	662,307	1,012,524

Values at the end of the year
Cost	320,600	216,203	23,209	604,931	73,935	662,307	1,901,185
Accumulated depreciation	(248,839)	(139,915)	—	(425,972)	(73,935)	—	(888,661)

Net book value at December 31, 2018	71,761	76,288	23,209	178,959	—	662,307	1,012,524

	Year ended December 31, 2017
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	215,662	202,931	5,689	298,475	73,665	662,307	1,458,729
Accumulated depreciation	(164,203)	(106,424)	—	(272,923)	(72,622)	—	(616,172)

Net book value at January 1, 2017	51,459	96,507	5,689	25,552	1,043	662,307	842,557

Opening net book value	51,459	96,507	5,689	25,552	1,043	662,307	842,557
Translation differences	(1,730)	—	—	—	—	—	(1,730)
Acquisition of business (Note 3)	2,731	—	—	314,177	—	—	316,908
Additions	35,867	8,076	9,829	—	—	—	53,772
Disposals / Consumptions	(32)	—	—	—	—	—	(32)
Transfers	(512)	5,185	(5,185)	(4,845)	—	—	(5,357)
Depreciation charge	(26,874)	(15,431)	—	(70,191)	(1,043)	—	(113,539)

Closing net book value	60,909	94,337	10,333	264,693	—	662,307	1,092,579

Values at the end of the year
Cost	249,379	216,196	10,333	604,931	73,935	662,307	1,817,081
Accumulated depreciation	(188,470)	(121,859)	—	(340,238)	(73,935)	—	(724,502)

Net book value at December 31, 2017	60,909	94,337	10,333	264,693	—	662,307	1,092,579
The Company has not registered any impairment charges in connection with Goodwill.